DERIVATIVE FINANCIAL INSTRUMENTS - Statement of operations location (Details) - Not designated as hedging instrument - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate swap contracts
DERIVATIVE FINANCIAL INSTRMENTS
Interest rate swap contracts	¥ (12,258)	¥ 81	¥ (3,243)
Interest rate swap contracts | Interest expenses
DERIVATIVE FINANCIAL INSTRMENTS
Realized loss	(1,652)	(75)	(199)
Interest rate swap contracts	¥ (10,606)	¥ 156	(140)
Foreign currency forward contracts | Foreign currency (loss) gain, net
DERIVATIVE FINANCIAL INSTRMENTS
Realized loss			¥ (2,904)